ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 8,020	$ 7,668
Government authorities	2,427	2,929
Professional services accruals	1,886	1,812
Other accruals	4,155	3,549
Other overhead related expenses	885	991
Hosting, software and web services accruals	411	433
Derivative liabilities		84
Accrued expenses and other liabilities, total	$ 17,784	$ 17,466